Significant equity transactions, mergers and acquisitions and investments - Sun Art (Details) $ in Billions, $ in Billions	1 Months Ended
	Dec. 31, 2020 HKD ($)	Oct. 31, 2020 USD ($)	Sep. 30, 2020
A-RT Retail Holdings Limited | Sun Art
Equity transactions, mergers and acquisitions and investments
Equity interest held in investee (as a percentage)			51.00%
A-RT Retail Holdings Limited | A-RT Retail Holdings Limited
Equity transactions, mergers and acquisitions and investments
Equity interest (as a percent)			21.00%
Sun Art
Equity transactions, mergers and acquisitions and investments
Cash consideration	$ 4.9
Equity interest held (as a percentage)	74.00%	67.00%
Sun Art | A-RT Retail Holdings Limited
Equity transactions, mergers and acquisitions and investments
Equity interest held immediately prior to restructuring (as a percentage)			31.00%
A-RT Retail Holdings Limited
Equity transactions, mergers and acquisitions and investments
Cash consideration		$ 3.6